Related Parties	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Related Parties

26)	RELATED PARTIES
All significant balances and transactions between the entities that constitute the CEMEX group have been eliminated in the preparation of the consolidated financial statements. These balances with related parties resulted primarily from: (i) the sale and purchase of goods between group entities; (ii) the sale and/or acquisition of subsidiaries’ shares within the CEMEX group; (iii) the invoicing of administrative services, rentals, trademarks and commercial name rights, royalties and other services rendered between group entities; and (iv) loans between related parties. When market prices and/or market conditions are not readily available, CEMEX conducts transfer pricing studies in the countries in which it operates to assure compliance with regulations applicable to transactions between related parties.
The definition of related parties includes entities or individuals outside the CEMEX group, which, due to their relationship with CEMEX, may take advantage of being in a privileged situation. Likewise, this applies to cases in which CEMEX may take advantage of such relationships and obtain benefits in its financial position or operating results.
For the years ended December 31, 2022, 2021 and 2020, in ordinary course of business, CEMEX has entered into transactions with related parties for the sale and/or purchase of products, sale and/or purchase of services or the lease of assets, all of which are not significant for CEMEX and to the best of CEMEX’s knowledge are not significant to the related party, are incurred for non-significant
amounts for CEMEX and are executed under conditions following the same authorizations applied to other third parties. These identified transactions, which involved members of the Parent Company’s Board of Directors and senior management, as applicable, are reviewed by the Parent Company’s Board of Directors Corporate Practices and Finance Committee and approved or ratified at least annually by the Parent Company’s Board of Directors. CEMEX, also, enters into transactions with affiliates it controls, such as Trinidad Cement Limited, Caribbean Cement Company Limited, CLH and CLH’s consolidated companies, and CHP and CHP’s consolidated entities; with other companies in which CEMEX has a non-controlling
position, such as GCC, Lehigh White Cement Company and Neoris; with companies in which the Parent Company’s Board of Director members are members of such company’s board of directors, like FEMSA, S.A.B. de C.V., Carza, S.A.P.I. de C.V., Nemak, S.A.B. de C.V., NEG Natural, S.A. de C.V.; and with companies at which members of CEMEX’s senior management have family members, such as HSBC, and Cementos Españoles de Bombeo, S. de R.L. de C.V., all of which are also reviewed by the Parent Company’s Board of Directors Corporate Practices and Finance Committee and approved or ratified at least annually by the Parent Company’s Board of Directors. For CEMEX, none of these transactions are material to be disclosed separately.
In addition, for the years ended December 31, 2022, 2021 and 2020, the aggregate amount of compensation of CEMEX, S.A.B. de C.V. Board of Directors, including alternate directors, and CEMEX’s top management executives was $44, $50 and $35, respectively. Of these amounts, $29 in 2022, $26 in 2021, $29 in 2020, were paid as base compensation plus performance bonuses, including pension and post-employment benefits. In addition, $15 in 2022, $24 in 2021 and $6 in 2020 of the aggregate amounts in each year, corresponded to allocations of Parent Company CPOs under CEMEX’s executive share-based compensation programs.